FAIR VALUE MEASUREMENTS (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Financial assets related to foreign currency derivative hedging contracts	$ 855	$ 1,303
Financial Liabilities:
Foreign currency derivative contracts	(386)	(362)
Contingent consideration	(662)	(115)
Total financial liabilities	(1,048)	(477)
Fair Value, Inputs, Level 2 [Member]
Financial assets related to foreign currency derivative hedging contracts	855	1,303
Financial Liabilities:
Foreign currency derivative contracts	(386)	(362)
Contingent consideration	0	0
Total financial liabilities	(386)	(362)
Fair Value, Inputs, Level 3 [Member]
Financial assets related to foreign currency derivative hedging contracts	0	0
Financial Liabilities:
Foreign currency derivative contracts	0	0
Contingent consideration	(662)	(115)
Total financial liabilities	$ (662)	$ (115)